Variable Interest Entities and Other Consolidation Matters (Details) - Schedule of condensed balance sheet - VIE [Member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Current assets
Cash and cash equivalents	$ 433,430	$ 764,492
Short-term investment	1,180,772
Accounts receivables	6,566	14,875
Accounts receivables – related parties	529,407	1,518,264
Due from related parties	372,759	173,643
Inventories	266,106	154,586
Advances to suppliers	1,594,278	569,023
Loans receivable from related parties, net - current portion,	9,673,893	2,999,261
Other receivables and other current assets	1,228,738	280,789
Total current assets	15,285,949	6,474,933
Non-current assets
Property, plant and equipment, intangible assets	391,161	118,313
Operating lease right of use asset	846,200
Loans receivable from related parties	4,136,657	5,308,919
Other non-current assets	558,702	2,349
Total non current assets	5,932,720	5,429,581
Total assets of VIE	21,218,669	11,904,514
Current Liabilities
Accruals and other payables	595,364	82,182
Accounts payable – related party	44,366	102,411
Accounts payable	15,695	872
Taxes payable	2,923,130	2,772,447
Operating lease liabilities - current	163,148
Amounts due to non-VIE subsidiaries of the Company	5,237,265
Contract liability	114,916	116,977
Contract liability – related party	164,804	614,449
Total liabilities current	9,258,688	3,689,338
Non-current liabilities
Operating lease liabilities – non-current	537,432
Deferred income	1,263,840
Total liabilities non current	1,801,272
Total liabilities of VIE	$ 11,059,960	$ 3,689,338